SCHEDULE OF RESTRICTED STOCK ACTIVITY (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised		13	4
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock,Beginning balance, Shares	538
Restricted stock,Beginning balance, Shares	$ 282,659
Number of Restricted Stock, Shares of restricted stock granted	11,750
Shares of restricted stock granted	$ 270,000
Number of Restricted Stock, Exercised	1,036
Exercised	$ 15,761
Number of Restricted Stock, Cancelled
Cancelled
Restricted stock, Ending balance, Shares	13,324	538
Restricted stock, Ending balance, Shares	$ 237,659	$ 282,659
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeited in Period
Restricted Stock [Member] | Revision of Prior Period, Adjustment [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock,Beginning balance, Shares	538	2	1
Restricted stock,Beginning balance, Shares	$ 135,383,400	$ 383,532	$ 449,334
Number of Restricted Stock, Shares of restricted stock granted		536	1
Shares of restricted stock granted		$ 135,000,000	$ 247,998
Exercised
Number of Restricted Stock, Cancelled
Cancelled
Restricted stock, Ending balance, Shares		538	2
Restricted stock, Ending balance, Shares		$ 135,383,400	$ 383,532
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeited in Period